Dividend per ordinary share - Additional information (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions			1 Months Ended			2 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	May 18, 2022	May 06, 2022	May 31, 2022	Oct. 31, 2021	Feb. 28, 2021	Jul. 14, 2022	Feb. 28, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Dividend Per Ordinary Share [line items]
Number of shares repurchased							140.0
Dividends per ordinary share								€ 0.62	€ 0.62	€ 0.12
Dividend per ordinary share paid			€ 0.41	€ 0.21	€ 0.12			€ 0.17
Share buyback programme authorized		€ 1,250					€ 1,744	€ 380
Share buyback programme								€ 362
Other cash distributions, per share	€ 0.232		€ 0.232
Other cash distributions	€ 380		€ 874
Withholding tax on dividends paid, ordinary shares								15.00%
Major Ordinary Share Transactions [Member]
Disclosure Dividend Per Ordinary Share [line items]
Number of shares repurchased						40.7
Share buyback programme						€ 380